Summary of Significant Accounting Policies - Liquidity and Management's Plan (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 12, 2020	Mar. 05, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total long-term debt				$ 6,055,335		$ 5,810,873
Advanced ticket sales				1,400,000		1,200,000
Subsequent Event
Debt Instrument [Line Items]
Revolving credit line amount		$ 1,550,000
Credit Card Processors
Debt Instrument [Line Items]
Advanced ticket sales				1,600,000
Revolving Loan Facility
Debt Instrument [Line Items]
Revolving credit line amount				$ 875,000		$ 875,000
Revolving Loan Facility | Subsequent Event
Debt Instrument [Line Items]
Revolving credit line amount					$ 875,000
$675.0 Million Senior Secured Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Revolving credit line amount	$ 675,000		$ 675,000